Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities.
At beginning of financial year	$ 157,839	$ 227,483
Additions	68,177	16,095
Lease remeasurement	108,036	49,625
Disposals		(41,851)
Repayments	(102,764)	(93,513)
At end of financial year	231,288	157,839
Non-current	60,588	78,363
Current	$ 170,700	$ 79,476